Non-controlling Interests (Details) (Other non-controlling interests, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other non-controlling interests
Non-controlling interests
Net income (loss) allocated to other non-controlling interests	$ (0.4)	$ 2.4	$ 7.2